Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Stockholders' Equity

7.Stockholders’ Equity

Reverse Stock Split

At a special meeting of the Company’s stockholders on March 12, 2025, the stockholders approved a proposal granting the Company’s Board of Directors the discretion to effect a reverse stock split of the Company’s issued and outstanding common stock at a ratio in the range of 1-for-2 to 1-for-10, with such ratio to be determined by the Chairman of the Company’s Board of Directors. Following the special meeting, the Chairman of the Company’s Board of Directors approved a final split ratio of 1-for-10 (the “Reverse Stock Split”).

Subsequently, the Company filed with the Delaware Secretary of State a Certificate of Amendment to the Company’s Amended and Restated Certificate of Incorporation, which became effective at 5:00 p.m. on March 24, 2025, to effect such Reverse Stock Split. As a result of the Reverse Stock Split, every ten (10) shares (the “Reverse Stock Split Number”) of issued and outstanding Common Stock was automatically combined into one (1) issued and outstanding share of common stock, without any change in the par value per share. No fractional shares were issued as a result of the Reverse Stock Split. Instead, stockholders who otherwise would have been entitled to receive fractional shares were entitled to receive a cash payment (without interest and subject to applicable withholding taxes) in lieu of such fractional shares equal to the fraction of a share of common stock to which such stockholder would otherwise be entitled multiplied by (i) the closing price per share of the common stock on the Nasdaq Capital Market at the close of business on the trading day preceding the date of the Certificate of Amendment, multiplied by (ii) the Reverse Stock Split Number. The aggregate number of fractional shares resulting from the Reverse Stock Split was 1,120 shares of common stock (or 112 shares on a pre-Reverse Stock Split basis); the aggregate cash payments made to stockholders in lieu of fractional shares was less than $1,000. Immediately prior to the Reverse Stock Split there were 23,796,200 shares of common stock outstanding; immediately following the Reverse Stock Split there were 2,379,508 shares of common stock outstanding.

The shares of common stock underlying the Company’s outstanding stock options and warrants were also proportionately adjusted along with corresponding adjustments to their exercise prices.

All share and per share amounts presented in these condensed consolidated financial statements and accompanying notes, including but not limited to shares issued and outstanding, earnings/(loss) per share, and warrants and options, as well as the dollar amounts of common stock and paid-in capital, have been retroactively adjusted for all periods presented in order to reflect this change in capital structure.

2025 Public Offering and Private Placement Transactions

On August 1, 2025, the Company entered into a placement agency agreement with Maxim Group LLC (the “Placement Agent”), as lead placement agent, relating to a best efforts public offering (the “2025 Offering”) of 2,181,818 shares of the Company’s common stock at a price to the public of $1.10 per share.

The closing of the 2025 Offering occurred on August 4, 2025. The net proceeds to the Company from the sale of the shares, after deducting the underwriting discounts and commissions and other estimated offering expenses payable by the Company, were approximately $1.8 million.

In connection with the 2025 Offering, on August 1, 2025, the Company entered into subscription agreements with each of Robert W. D’Loren, Chairman and Chief Executive Officer of the Company, and Mark DiSanto, a director of the Company, to purchase 82,159 and 60,883 shares, respectively, at a price of $1.38 per share. The total number of shares purchased was 143,042. Net proceeds after payment of agent fees were approximately $0.2 million. The purchase of such shares closed concurrently with the 2025 Offering.

The aggregate number of shares of common stock issued in the 2025 Public Offering and Private Placement Transactions was 2,324,860 shares and the total net proceeds received were approximately $2.0 million.

Upon the closing of these transactions, the Company issued the Placement Agent certain warrants to purchase up to 80,791 shares of common stock. Such warrants will be exercisable at an exercise price of $1.10 per share, in whole or in part, during the four and one-half year period that commenced 180 days after August 1, 2025.

2024 Public Offering and Private Placement Transactions

On March 15, 2024, the Company entered into an underwriting agreement with Craig-Hallum Capital Group LLC (the “Representative”), as the representative of the underwriters, relating to a firm commitment underwritten public offering (the “2024 Offering”) of 328,427 shares of the Company’s common stock at a price to the public of $6.50 per share.

The closing of the 2024 Offering occurred on March 19, 2024. The net proceeds to the Company from the sale of the shares, after deducting the underwriting discounts and commissions and other estimated offering expenses payable by the Company, were approximately $1.7 million.

In connection with the 2024 Offering, on March 14, 2024, the Company entered into subscription agreements with each of Robert W. D’Loren, Chairman and Chief Executive Officer of the Company; Mark DiSanto, a director of the Company; and Seth Burroughs, Executive Vice President of Business Development and Treasury of the Company to purchase 13,258, 13,258, and 2,946 shares, respectively, at a price of $9.80 per share. The total number of shares purchased was 29,462. Net proceeds after payment of agent fees were approximately $0.3 million. The purchase of such shares closed concurrently with the 2024 Offering.

The aggregate number of shares of common stock issued in the 2024 Public Offering and Private Placement Transactions was 357,889 shares and the total net proceeds received were approximately $1.9 million.

Upon the closing of these transactions, the Company issued the Representative certain warrants to purchase up to 18,293 shares of common stock. Such warrants are exercisable at an exercise price of $8.125 per share, in whole or in part, during the four and one-half year period that commenced 180 days after March 15, 2024.

Equity Incentive Plans

A total of 400,000 shares of common stock are eligible for issuance under the Company’s 2021 Equity Incentive Plan (the “2021 Plan”). The 2021 Plan provides for the grant of any or all of the following types of awards: stock options (incentive or non-qualified), restricted stock, restricted stock units, performance awards, or cash awards. The 2021 Plan is administered by the Company’s Board of Directors, or, at the Board’s discretion, a committee of the Board.

In addition, stock-based awards (including options, warrants, and restricted stock) previously granted under the Company’s 2011 Equity Incentive Plan (the “2011 Plan”) remain outstanding and shares of common stock may be issued to satisfy options or warrants previously granted under the 2011 Plan, although no new awards may be granted under the 2011 Plan.

Stock-based Compensation

Total expense recognized for all forms of stock-based compensation was approximately $0.15 million and $0.15 million for the current quarter and prior year quarter, respectively. Of the current quarter expense amount, approximately $0.13 million related to employees and approximately $0.02 million related to directors and consultants. Of the prior year quarter expense amount, approximately $0.11 million related to employees and approximately $0.04 million related to directors and consultants.

Total expense recognized for all forms of stock-based compensation was approximately $0.48 million and $0.32 million for the current nine months and prior year nine months, respectively. Of the current nine months expense amount, approximately $0.40 million related to employees and approximately $0.08 million related to directors and consultants. Of the prior year nine months expense amount, approximately $0.11 million related to employees and approximately $0.21 million related to directors and consultants.

Stock-based compensation expense is recorded as a component of Other selling, general and administrative expenses in the condensed consolidated statements of operations.

Stock Options

A summary of the Company’s stock options activity for the current nine months is as follows:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	(in Years)	Value
Outstanding at January 1, 2025	472,392	$19.01	3.65	$—
Granted	97,500	2.02
Exercised	—	—
Expired/Forfeited	(45,898)	24.22
Outstanding at September 30, 2025, and expected to vest	523,994	$15.39	3.12	$—
Exercisable at September 30, 2025	83,994	$20.44	3.32	$—

On April 7, 2025, the Company granted options to purchase an aggregate of 10,000 shares of common stock to certain key individuals. The exercise price of the options is $2.91316 per share, and the vesting of such options is contingent upon the achievement of certain revenue targets.

On May 28, 2025, the Company granted options to purchase an aggregate of 10,000 shares of common stock to non-management directors. The exercise price of the options is $2.6321 per share; 50% of the options vested on May 28, 2025 and the remaining 50% will vest on May 1, 2026.

On May 28, 2025, the Company granted options to purchase an aggregate of 17,500 shares of common stock to Messrs. D’Loren, DiSanto, and Burroughs. The exercise price of the options is $2.6321 per share, and the options vested immediately upon grant.

On September 24, 2025, the Company granted options to purchase an aggregate of 60,000 shares of common stock to a member of management. The exercise price of the options is $1.585 per share, and the vesting of such options is contingent upon the Company’s common stock achieving certain target prices or the Company achieving certain financial performance targets.

Compensation expense related to stock options for the current quarter and the prior year quarter was approximately $0.01 million and $0.02 million, respectively. Compensation expense related to stock options for the current nine months and the prior year nine months was approximately $0.07 million and $0.06 million, respectively. Total unrecognized compensation expense related to unvested stock options at September 30, 2025 was approximately $0.01 million and is expected to be recognized over a weighted average period of approximately 0.51 years.

A summary of the Company’s non-vested stock options activity for the current nine months is as follows:

		Weighted
		Average
	Number of	Grant Date
	Options	Fair Value
Balance at January 1, 2025	375,000	$0.24
Granted	97,500	0.39
Vested	(32,500)	3.09
Forfeited or Canceled	—	—
Balance at September 30, 2025	440,000	$0.06

Of the total stock options outstanding at September 30, 2025, the vesting of 350,000 options is contingent upon the Company’s common stock achieving certain target prices, the vesting of 20,000 options is contingent upon the achievement of certain revenue targets, and the vesting of 60,000 options is contingent upon the Company’s common stock achieving certain target prices or the Company achieving certain financial performance targets. None of these 430,000 performance-based stock options have vested, and no compensation expense has been recorded related to such options.

Stock Awards

A summary of the Company’s restricted stock activity for the current nine months is as follows:

		Weighted
	Number of	Average
	Restricted	Grant Date
	Shares	Fair Value
Outstanding at January 1, 2025	35,333	$34.80
Granted	113,901	2.09
Vested	(92,401)	1.96
Expired/Forfeited	—	—
Outstanding at September 30, 2025	56,833	$22.63

On May 28, 2025, the Company issued an aggregate of 4,000 shares of common stock to non-management directors, of which 50% vests on each of April 1, 2026 and April 1, 2027.

On May 28, 2025, the Company issued an aggregate of 17,500 shares of common stock to Messrs. D’Loren, DiSanto, and Burroughs, which vest on November 1, 2025.

In accordance with the amended employment agreements with each of Mr. D’Loren and Mr. Burroughs, effective July 16, 2024 and through December 31, 2025, the Company is paying 40% of each such executive officer’s base salary via the issuance of shares of the Company’s common stock, issued on the last day of each month. Each of Mr. D’Loren and Mr. Burroughs are permitted to pay the withholding tax through the exchange of a portion of the shares. Under the terms of these amended agreements, the Company issued an aggregate of 92,401 shares of common stock (which vested immediately) to executives for the current nine months.

Compensation expense related to stock awards was approximately $0.14 million for the current quarter and approximately $0.13 million for the prior year quarter. Compensation expense related to stock awards was approximately $0.41 million for the current nine months and approximately $0.26 million for the prior year nine months. Total unrecognized compensation expense related to unvested restricted stock grants at September 30, 2025 was approximately $0.03 million and is expected to be recognized over a weighted average period of approximately 0.68 years.

Restricted Stock Units

There were no restricted stock units outstanding as of September 30, 2025 and December 31, 2024, and no restricted stock units have been issued since the inception of the 2021 Plan.

Shares Available Under the Company’s Equity Incentive Plans

At September 30, 2025, there were 72,559 shares of common stock available for future award grants under the 2021 Plan.

Shares Reserved for Issuance

As of September 30, 2025, there were 596,553 shares of common stock reserved for issuance under the Company’s Equity Incentive Plans, including 381,494 shares reserved pursuant to unexercised warrants and stock options previously granted under the 2011 Plan, 142,500 shares reserved pursuant to unexercised stock options granted under the 2021 Plan, and 72,559 shares available for issuance under the 2021 Plan.

As of September 30, 2025, there were also 1,476,455 shares of common stock reserved for issuance that were unrelated to the Company’s Equity Incentive Plans, including 100,000 shares reserved pursuant to unexercised warrants related to the Halston Master License (as described below), 18,293 shares reserved pursuant to unexercised Representative warrants related to the 2024 Offering (as described above), 80,791 shares reserved pursuant to unexercised Placement Agent warrants related to the 2025 Offering (as described above), 139,916 shares reserved pursuant to unexercised warrants related to the December 12, 2024 debt refinancing transaction (see Note 6), and 1,137,455 shares reserved pursuant to unexercised warrants related to the April 21, 2025 debt refinancing transaction (see Note 6).

Warrants

A summary of the Company’s warrants activity for the current nine months is as follows:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	(in Years)	Value
Outstanding and exercisable at January 1, 2025	263,957	$9.73	8.96	$—
Issued	1,218,246	10.97
Amended	(5,748)	4.38
Exercised	—	—
Expired/Forfeited	—	—
Outstanding at September 30, 2025	1,476,455	$10.43	6.75	$—
Exercisable at September 30, 2025	1,295,673	$10.66	6.80	$—

In connection with the April 21, 2025 refinancing of the Company’s term loan debt (see Note 6), the Company issued an aggregate of 1,107,455 shares of the common stock to UTG and warrants to purchase 30,000 shares of common stock to Restore Capital (EQ-W), LLC. The warrants issued to UTG are exercisable for a period of seven years from the date of issuance at the following exercise prices: 131,100 shares at $6.60 per share, and 195,271 shares at each of $7.50, $10.00, $12.50, $15.00, and $17.50 per share. The warrants issued to Restore Capital (EQ-W), LLC are exercisable for a period of seven years from the date of issuance at an exercise price of $6.67 per share.

Also in connection with the April 21, 2025 refinancing, the Company and certain holders amended certain warrants that had been previously issued on December 12, 2024: (i) the exercise price of previously outstanding warrants to purchase 107,333 shares of common stock was reduced from $6.315 per share to $2.2477 per share, and (ii) the number of shares issuable under previously outstanding warrants to purchase an aggregate of 22,998 shares of common stock was reduced to 17,250 shares of common stock, and the exercise price of such warrants was reduced from $6.315 per share to $3.00 per share.

In connection with the 2025 Offering (the details of which are disclosed above), the Company issued the Placement Agent certain warrants to purchase up to 80,791 shares of common stock. Such warrants will be exercisable at an exercise price of $1.10 per share, in whole or in part, during the four and one-half year period that commenced 180 days after August 1, 2025.

In connection with the entrance into the Halston Master License in 2023 (see Note 4), the Company issued to G-III a ten-year warrant to purchase up to 100,000 shares of the Company’s common stock at an exercise price of $15.00 per share, which vests based upon certain annual royalty targets being satisfied under the license agreement. The fair value of this warrant is being recognized as a reduction of revenue over the term of the related license agreement, with an offsetting increase to stockholders’ equity as additional paid-in capital. The amount of contra-revenue recognized related to this warrant during the current quarter and prior year quarter was approximately $0.01 million in each period, and the amount of contra-revenue recognized was during the current nine months end prior year nine months was approximately $0.03 million in each period. As of September 30, 2025, no portion of this warrant had vested.

7.Stockholders’ Equity

The Company has authority to issue up to 51,000,000 shares, consisting of 50,000,000 shares of common stock and 1,000,000 shares of preferred stock.

Public Offering and Private Placement Transactions

On March 15, 2024, the Company entered into an underwriting agreement with Craig-Hallum Capital Group LLC (the “Representative”), as the representative of the underwriters, relating to a firm commitment underwritten public offering (the “Offering”) of 328,427 shares of the Company’s common stock at a price to the public of $6.50 per share.

The closing of the Offering occurred on March 19, 2024. The net proceeds to the Company from the sale of the shares, after deducting the underwriting discounts and commissions and other estimated offering expenses payable by the Company, were approximately $1.7 million.

Upon closing of the Offering, the Company issued the Representative certain warrants to purchase up to 18,293 shares of common stock (the “Representative’s Warrants”) as compensation, which amount was offset against the proceeds received. The Representative’s Warrants became exercisable on September 15, 2024 (180 days after the closing), and have an exercise price of $8.13.

In connection with the Offering, on March 14, 2024, the Company entered into subscription agreements with each of Robert W. D’Loren, Chairman and Chief Executive Officer of the Company; an affiliate of Mark DiSanto, a director of the Company; and Seth Burroughs, Executive Vice President of Business Development and Treasury of the Company to purchase 13,258, 13,258, and 2,946 shares, respectively (collectively, the “Private Placement Shares”), at a price of $9.80 per Private Placement Share. The total number of Private Placement Shares purchased was 29,462. Net proceeds after payment of agent fees to the Representative were approximately $0.3 million. The purchase of the Private Placement Shares closed concurrently with the Offering.

The aggregate number of shares of common stock issued from the Offering and the Private Placement was 357,889 shares and the total net proceeds received was approximately $1.9 million.

Equity Incentive Plans

The Company’s 2021 Equity Incentive Plan (the “2021 Plan”) is designed and utilized to enable the Company to provide its employees, officers, directors, consultants, and others whose past, present, and/or potential contributions to the Company have been, are, or will be important to the success of the Company, an opportunity to acquire a proprietary interest in the Company. A total of 400,000 shares of common stock are eligible for issuance under the 2021 Plan. The 2021 Plan provides for the grant of any or all of the following types of awards: stock options (incentive or non-qualified), restricted stock, restricted stock units, performance awards, or cash awards. The 2021 Plan is administered by the Company’s Board of Directors, or, at the Board’s discretion, a committee of the Board.

In addition, stock-based awards (including options, warrants, and restricted stock) previously granted under the Company’s 2011 Equity Incentive Plan (the “2011 Plan”) remain outstanding and shares of common stock may be issued to satisfy options or warrants previously granted under the 2011 Plan, although no new awards may be granted under the 2011 Plan.

Stock-Based Compensation

Total expense recognized for all forms of stock-based compensation was approximately $0.47 million and $0.22 million in the Current Year and Prior Year, respectively.

Of the Current Year expense amount, approximately $0.23 million related to employees and approximately $0.24 million related to directors and consultants; all of this expense was recorded as a direct operating cost in the accompanying statement of operations. Of the Prior Year expense amount, approximately $0.02 million related to employees and approximately $0.20 million related to directors and consultants; all of this expense was recorded as a direct operating cost in the accompanying statement of operations.

Stock Options

Options granted under the Company’s equity incentive plans expire at various times – generally either five or ten years from the date of grant, depending on the particular grant.

A summary of the Company’s stock option activity for the Current Year is as follows:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	(in Years)	Value
Outstanding at January 1, 2024	514,854	$20.27	4.26	$—
Granted	10,000	8.50
Exercised	—	—
Expired/Forfeited	(52,462)	29.35
Outstanding at December 31, 2024, and expected to vest	472,392	$19.01	3.65	$—
Exercisable at December 31, 2024	97,392	$27.22	1.26	$—

Current Year stock option grants were as follows:

On April 3, 2024, the Company granted options to purchase an aggregate of 10,000 shares of common stock to non-management directors. The exercise price of the options is $8.50 per share, and 50% of the options vest on each of April 3, 2025 and April 3, 2026.

Prior Year stock option grants were as follows:

In April 2023, the Company granted options to purchase an aggregate of 10,000 shares of common stock to a key individual. The exercise price of the options is $15.00 per share, and the vesting of such options is dependent upon the achievement of certain revenue targets. None of these options were vested as of December 31, 2023.

On August 23, 2023, the Company granted options to purchase an aggregate of 10,000 shares of common stock to non-management directors. The exercise price of the options is $15.10 per share; 50% of the options vested on April 1, 2024 and the remaining 50% vests April 1, 2025.

The fair values of the options granted were estimated at the respective dates of grant using the Black-Scholes option pricing model with the following range of assumptions:

	Year Ended December 31,
	2024	2023
Expected Volatility	78%	89 – 90%
Expected Dividend Yield	—%	—%
Expected Life (Term, in years)	3.25	2.75 – 10
Risk-Free Interest Rate	4.46%	4.0 – 4.7%

Compensation expense related to stock options for the Current Year and Prior Year was approximately $0.08 million and $0.09 million, respectively. Total unrecognized compensation expense related to unvested stock options (excluding stock options with performance-

based vesting) at December 31, 2024 amounts to approximately $0.04 million and is expected to be recognized over a weighted average period of 0.94 years.

Of the total stock options outstanding at December 31, 2024, the vesting of 350,000 options is contingent upon the Company’s common stock achieving certain target prices as follows:

Target Prices	Number of Options Vesting
$30.00	100,000
$50.00	85,000
$70.00	70,000
$90.00	55,000
$110.00	40,000

As of December 31, 2024, none of these 350,000 performance-based stock options have vested, and no compensation expense has been recorded related to such options.

The following table summarizes the Company’s stock option activity for non-vested options for the Current Year:

		Weighted
		Average
	Number of	Grant Date
	Options	Fair Value
Balance at January 1, 2024	375,000	$0.37
Granted	10,000	4.72
Vested	(10,000)	9.02
Forfeited or Canceled	—	—
Balance at December 31, 2024	375,000	$0.24

Stock Awards

A summary of the Company’s restricted stock activity for the Current Year is as follows:

		Weighted
	Number of	Average
	Restricted	Grant Date
	Shares	Fair Value
Outstanding at January 1, 2024	33,333	$36.81
Granted	30,770	8.45
Vested	(28,770)	8.94
Expired/Forfeited	—	—
Outstanding at December 31, 2024	35,333	$34.80

Current Year stock award grants were as follows:

On January 12, 2024, the Company issued 7,800 shares of common stock to a consultant, which vested immediately.

On April 3, 2024, the Company issued an aggregate of 4,000 shares of common stock to non-management directors, of which 50% vests on each of April 3, 2025 and April 3, 2026.

On July 30, 2024, the Company entered into amendments to the employment agreements dated February 27, 2019 with each of Robert W. D’Loren, its Chairman of the Board, Chief Executive Officer and President, and Seth Burroughs, its Executive Vice President of Business Development. Pursuant to each amendment, the Company agreed with the respective executive officer that commencing July 16, 2024 and ending December 31, 2025, the executive officer shall accept and the Company shall pay for each month 40% of such executive officer’s pro rata portion of Base Salary (as defined in the respective employment agreement) for each such month through the issuance of shares of the Company’s common stock. The shares of common stock are issued on the last day of each month, and the number of shares issuable for a month to Mr. D’Loren and Mr. Burroughs is determined by dividing 40% of executive officer’s pro-rated Base Salary for such month by the closing sale price of the Company’s common stock on the last trading day of such month. Each of Mr. D’Loren and Mr. Burroughs are permitted to pay the withholding tax through the exchange of a portion of the shares. As a result of these amendments, the Company issued an aggregate of 17,502 shares of common stock (net of shares exchanged for withholding taxes) to executives for the Current Year.

On August 2, 2024, the Company issued 1,468 shares of common stock to a member of management, which vested immediately.

Prior Year stock award grants were as follows:

On January 1, 2023, the Company issued 833 shares of common stock to a consultant, which vested immediately.

On April 17, 2023, the Company issued 833 shares of common stock to a consultant, which vested immediately.

On May 15, 2023, the Company issued 5,000 shares of common stock to a consultant, which vested immediately.

On July 20, 2023, the Company issued 730 shares of common stock to an employee, which vested immediately.

On August 23, 2023, the Company issued an aggregate of 4,000 shares of common stock to non-management directors, of which 50% vests on each of April 1, 2024 and April 1, 2025.

Notwithstanding the foregoing, each grantee may extend the first anniversary of all or a portion of the restricted stock by six months and, thereafter one or more times may further extend such date with respect to all or a portion of the restricted stock until the next following date exactly six months thereafter, by providing written notice of such election to extend such date with respect to all or a portion of the restricted stock prior to such date.

Total compensation expense related to stock awards for the Current Year and Prior Year (inclusive of the amounts detailed above) was approximately $0.39 million and $0.12 million, respectively. Total unrecognized compensation expense related to unvested restricted stock grants at December 31, 2024 amounts to $0.03 million and is expected to be recognized over a weighted average period of 0.95 years.

The following table provides information with respect to restricted stock purchased and retired by the Company during the Current Year:

			Number of
			Shares
			Purchased as
			Part of
	Total Number	Actual	Publicly	Fair value of
	of Shares	Price Paid	Announced	Re-Purchased
Date	Purchased	per Share	Plan	Shares
July 31, 2024 (i)	1,344	$7.20	—	$9,680
August 31, 2024 (i)	2,760	7.03	—	19,411
September 30, 2024 (i)	2,594	7.48	—	19,411
October 31, 2024(i)	2,458	7.89	—	19,411
November 31, 2024 (i)	2,824	6.87	—	19,411
December 31, 2024 (i)	3,768	5.15	—	19,411
Total 2024	15,748	$6.78	—	$106,735
(i)	The shares were exchanged from employees in connection with the income tax withholding obligations on behalf of such employees from the receipt of stock awards. The 2011 Plan and 2021 Plan allow for award holders to surrender vested shares to cover withholding tax liabilities.

The Company did not repurchase any shares of common stock during the year ended December 31, 2023.

Restricted Stock Units

There were no restricted stock units outstanding as of December 31, 2024 and 2023, and no restricted stock units have been issued since the inception of the 2021 Plan.

Shares Reserved for Issuance

At December 31, 2024, there were 1,016,306 shares of common stock reserved for issuance, including 423,392 shares reserved pursuant to unexercised stock options previously granted under the 2011 Plan, 49,000 shares reserved pursuant to unexercised stock options granted under the 2021 Plan, and 279,957 shares available for issuance (future award grants) under the 2021 Plan. Also included in the aforementioned total shares reserved for issuance were 263,957 shares reserved pursuant to unexercised warrants issued through various corporate transactions, as described further below.

Warrants

Warrants granted by the Company expire at various times – generally either five or ten years from the date of grant, depending on the particular grant.

A summary of the Company’s warrant activity for the Current Year is as follows:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	(in Years)	Value
Outstanding and exercisable at January 1, 2024	111,606	$16.71	8.46	$—
Issued	163,957	6.52
Exercised	—	—
Expired/Forfeited	(11,606)	31.46
Outstanding at December 31, 2024	263,957	$9.73	8.96	$—
Exercisable at December 31, 2024	163,957	$6.52	9.31	$—

Warrants issued during the Current Year include (i) warrants to purchase up to 18,293 shares of common stock issued in connection with the March 19, 2024 Offering (see “Public Offering and Private Placement Transactions” above) and (ii) warrants to purchase up to 145,664 shares of common stock issued in connection with the December 12, 2024 debt refinancing transaction (see Note 6). There was no compensation expense recognized during the Current Year related to these warrants.

In the Prior Year, in connection with the entrance into the Halston Master License (see Note 5), the Company issued to G-III a ten-year warrant to purchase up to 100,000 shares of the Company’s common stock at an exercise price of $15.00 per share, which vests based upon certain annual royalty targets being satisfied under the license agreement. The fair value of this warrant is being recognized as a reduction of revenue over the term of the related license agreement, with an offsetting increase to stockholders’ equity as additional paid-in capital. The amount of contra-revenue recorded related to this warrant during the Current Year and Prior Year was approximately $0.04 million and $0.03 million, respectively. As of December 31, 2024, no portion of this warrant had vested.

Dividends

The Company has not paid any dividends to date.